UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
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Address:   300 ATLANTIC STREET, 7TH FLOOR
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           STAMFORD, CT 06901
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
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Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh              NEW YORK, NY              2/16/10
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]              [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        38
                                               -------------

Form 13F Information Table Value Total:        $405,960
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number            Name
NONE

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                                                        FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
                                                           VALUE     SHS OR    SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS     SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1   000886AE1    3,005  4,000,000  PRN            SOLE             4,000,000   0    0
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1   000886AF8   12,849 19,000,000  PRN            SOLE            19,000,000   0    0
AMERICAN REAL ESTATE PARTNR   FRNT     8/1      029169AA7   14,933 18,100,000  PRN            SOLE            18,100,000   0    0
AMERICREDIT CORP              NOTE 2.125% 9/1   03060RAR2   11,787 13,500,000  PRN            SOLE            13,500,000   0    0
ARVINMERITOR INC              NOTE 4.625% 3/0   043353AF8    9,938 11,382,000  PRN            SOLE            11,382,000   0    0
BANK OF AMERICA CORPORATION   UNIT 99/99/9999   060505419   23,275  1,560,000  SH             SOLE             1,560,000   0    0
CAPITALSOURCE INC             SDCV 4.000% 7/1   14055XAE2    4,550  5,000,000  PRN            SOLE             5,000,000   0    0
CELL THERAPEUTICS INC         NOTE 7.500% 4/3   150934AK3    1,620  2,000,000  PRN            SOLE             2,000,000   0    0
CENTRAL EUROPEAN DIST CORP    NOTE 3.000% 3/1   153435AA0    5,789  6,810,000  PRN            SOLE             6,810,000   0    0
CHENIERE ENERGY INC           NOTE 2.250% 8/0   16411RAE9    1,294  2,550,000  PRN            SOLE             2,550,000   0    0
COMPUCREDIT CORP              NOTE 3.625% 5/3   20478NAB6    2,312  6,005,000  PRN            SOLE             6,005,000   0    0
COMPUCREDIT CORP              NOTE 5.875%11/3   20478NAD2      508  1,750,000  PRN            SOLE             1,750,000   0    0
DRYSHIPS INC.                 NOTE 5.000%12/0   262498AB4   25,531 25,000,000  PRN            SOLE            25,000,000   0    0
EVERGREEN SOLAR INC           NOTE 4.000% 7/1   30033RAC2    2,060  4,000,000  PRN            SOLE             4,000,000   0    0
EXIDE TECHNOLOGIES            FRNT     9/1      302051AL1    4,725  7,000,000  PRN            SOLE             7,000,000   0    0
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206   31,517    792,908  SH             SOLE               792,908   0    0
FORD MTR CO DEL               NOTE 4.250%11/1   345370CN8   41,072 32,500,000  PRN            SOLE            32,500,000   0    0
FORD MTR CO DEL               NOTE 4.250%12/1   345370CF5   26,009 20,500,000  PRN            SOLE            20,500,000   0    0
GLOBAL INDS LTD               DBCV 2.750% 8/0   379336AE0   18,872 30,500,000  PRN            SOLE            30,500,000   0    0
GREATBATCH INC                SDCV 2.250% 6/1   39153LAB2    8,518 10,080,000  PRN            SOLE            10,080,000   0    0
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1   398905AE9    3,819  5,000,000  PRN            SOLE             5,000,000   0    0
LDK SOLAR CO LTD              NOTE 4.750% 4/1   50183LAB3    2,920  4,000,000  PRN            SOLE             4,000,000   0    0
LDK SOLAR CO LTD              SPONSORED ADR     50183L107      787    112,200  SH             SOLE               112,200   0    0
LIBERTY MEDIA CORP            DEB 3.500% 1/1    530715AN1    4,274  8,745,000  PRN            SOLE             8,745,000   0    0
LIVE NATION INC               NOTE 2.875% 7/1   538034AB5   10,130 13,050,000  PRN            SOLE            13,050,000   0    0
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1   549463AH0    8,513 10,000,000  PRN            SOLE            10,000,000   0    0
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112AH6   26,434 27,500,000  PRN            SOLE            27,500,000   0    0
NII HLDGS INC                 NOTE 3.125% 6/1   62913FAJ1    5,972  6,500,000  PRN            SOLE             6,500,000   0    0
POWERWAVE TECHNOLOGIES INC    NOTE 3.875%10/0   739363AF6    3,575  5,500,000  PRN            SOLE             5,500,000   0    0
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5   21,469 25,750,000  PRN            SOLE            25,750,000   0    0
SUNTECH PWR HLDGS CO LTD      NOTE 3.000% 3/1   86800CAE4   11,775 15,000,000  PRN            SOLE            15,000,000   0    0
TRICO MARINE SERVICES INC     NOTE 3.000% 1/1   896106AQ4    3,990  7,000,000  PRN            SOLE             7,000,000   0    0
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6    9,588 13,000,000  PRN            SOLE            13,000,000   0    0
UAL CORP                      DBCV 5.000% 2/0   902549AE4    1,388  1,500,000  PRN            SOLE             1,500,000   0    0
UAL CORP                      NOTE 4.500% 6/3   902549AH7   20,298 23,000,000  PRN            SOLE            23,000,000   0    0
USEC INC                      NOTE 3.000%10/0   90333EAC2    6,942 10,700,000  PRN            SOLE            10,700,000   0    0
VIROPHARMA INC                NOTE 2.000% 3/1   928241AH1    6,009  8,245,000  PRN            SOLE             8,245,000   0    0
WESTERN REFNG INC             NOTE 5.750% 6/1   959319AC8    7,913 10,000,000  PRN            SOLE            10,000,000   0    0

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